Subsequent Events (Details)	5 Months Ended
May 31, 2020
Subsequent Events (Textual)
Subsequent events, description	During the period of January through May 2020, 677,510 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised into 27,100,400 Ordinary shares for a total consideration of NIS 14,634 (approximately $ 4,234).